REVENUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition
Net revenue	¥ 9,325,631	¥ 7,818,681	¥ 5,738,972
Service revenue
Revenue recognition
Net revenue	9,317,891	7,814,404	5,716,868
Colocation services
Revenue recognition
Net revenue	7,943,268	6,514,268	4,710,923
Managed service and others
Revenue recognition
Net revenue	1,374,623	1,300,136	1,005,945
Equipment sales
Revenue recognition
Net revenue	¥ 7,740	¥ 4,277	¥ 22,104